Leases - Details of leases in the consolidated balance sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	[1]
Leases
Total right-of-use assets	€ 968,304	€ 945,240	[1]	€ 981,260
Lease liabilities
Non-current	1,024,845	1,004,227
Current	116,534	107,101
Total lease liabilities	1,141,379	1,111,328
Land and buildings
Leases
Total right-of-use assets	956,617	933,304
Machinery
Leases
Total right-of-use assets	3,173	3,718
Computer equipment
Leases
Total right-of-use assets	1,032	764
Vehicles
Leases
Total right-of-use assets	€ 7,482	€ 7,454

[1]	Restated figures (Note 2.d)